FEDERATED MANAGED POOL SERIES

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                              October 7, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED MANAGED POOL SERIES (the "Registrant")
            Federated Corporate Bond Strategy Portfolio

Dear Sir or Madam:

     Enclosed are the filing materials for a newly formed investment company named "FEDERATED MANAGED POOL SERIES". The enclosed initial registration statement is filed on Form N-1A pursuant to the Securities Act of 1933 and the Investment Company Act of 1940. This Registration Statement is being filed electronically.

      The Registrant may be marketed through banks, savings associations or credit unions. The Fund will be used to implement certain fixed income strategies that are offered to investors in separately managed or wrap fee programs, and in certain other separately managed accounts and discretionary investment accounts.

Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests SEC comments on this Registration Statement within 30 days of the date of this filing.


      If you have any questions on the enclosed material, please contact me at (412) 288-6812.

                                                Very truly yours,



                                                /s/ Diane J. Palmer
                                                Diane J. Palmer
                                                Paralegal

Enclosures